Label		Element	Value
Service Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	GuideMark(SM) Opportunistic Fixed Income Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The GuideMark® Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.66% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	39.66%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the amount of Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption) shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency-related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal circumstances, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund’s currency exposure will be actively managed and the sub-advisors will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Foreign Exchange Trading Risk:  The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Loan Risk:  Loans are subject to risk of loss, sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, collateralized debt obligations, collateralized loan obligations, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Risk Lose Money [Text]		rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
The year-to-date performance of the Fund’s Service Shares (as of June 30, 2015) was -0.09%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.09%
Worst Quarter:	Quarter ended June 30, 2013	-3.27%

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date performance
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.09%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.09%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(3.27%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2014
Service Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.48%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	2.01%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 01, 2011
Service Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Service Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.47%
Other Expenses		rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.67%
Amount of Fee Waiver and/or Expense Assumption	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	[1],[2]	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	516
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,967
Annual Return 2012		rr_AnnualReturn2012	14.14%
Annual Return 2013		rr_AnnualReturn2013	0.68%
Annual Return 2014		rr_AnnualReturn2014	0.50%
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.50%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	2.44%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 01, 2011
Service Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Service Shares | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(1.16%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	0.99%
Service Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Service Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.32%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	1.29%

[1]	Note that the amount of Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption) shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include the 0.01% attributed to Acquired Fund Fees and Expenses.
[2]	AssetMark, Inc. ("AssetMark" or the "Advisor") has contractually agreed through July 31, 2016, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.55% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination.